Derivatives (Tables)	3 Months Ended
Mar. 31, 2015
Derivatives [Abstract]
Derivatives

	March 31, 2015
Maturity date	Notional amount	Interest rate paid	Interest rate received	Fair value
November 10, 2024	$ 10,800	2.5%	0.26%	$ (499)
January 2, 2025	15,500	2.3%	0.27%	(411)
February 26, 2025	5,100	2.1%	0.26%	(28)
February 10, 2025	6,000	2.1%	0.26%	(61)
March 6, 2025	2,600	2.2%	0.26%	(54)
March 10, 2025	4,200	2.4%	0.26%	(132)
March 23, 2025	4,000	2.0%	0.26%	(16)
March 25, 2025	4,500	2.0%	0.27%	2
September 2, 2024	4,800	2.5%	0.26%	(212)
April 1, 2025	5,800	2.1%	0.27%	(25)
April 2, 2025	3,500	2.0%	0.27%	(5)
Total	$ 66,800			$ (1,441)